Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Central Index Key	0001067442
Amendment Flag	false
Document Creation Date	May 8, 2013
Document Effective Date	May 8, 2013
Prospectus Date	Sep 28, 2012

PRUDENTIAL INVESTMENT PORTFOLIOS 16 (formerly, Target Asset Allocation Funds)

Prudential Defensive Equity Fund (formerly, Target Moderate Allocation Fund)

Supplement dated May 8, 2013

to the Prospectus and Statement of Additional Information (SAI)

dated September 28, 2012

This supplement sets forth changes to the Prospectus and Statement of Additional Information dated September 28, 2012 (the Prospectus), as supplemented to date, of the Prudential Defensive Equity Fund (the Fund), a series of Prudential Investment Portfolios 16 (formerly, Target Asset Allocation Funds) (PIP 16). The following should be read in conjunction with the Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

Effective on or about May 8, 2013, the Fund will be subadvised by Quantitative Management Associates LLC (QMA or the Subadviser), the Fund’s name will change from “Target Moderate Allocation Fund” to “Prudential Defensive Equity Fund” and certain non-fundamental investment objectives and policies will be changed as noted in this supplement.

To reflect the changes described above, the following will be incorporated in the Funds’ Prospectus and SAI as follows:

All references to the Target Moderate Allocation Fund are hereby replaced with the Prudential Defensive Equity Fund, unless noted otherwise.

Prospectus

1. The section of the Prospectus entitled “Summary: Moderate Allocation” is deleted and replaced with the revised summary section that is included in the Fund’s Summary Prospectus dated as of September 28, 2012 (as amended on May 8, 2013).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Supplement [Text Block]	taaf_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 16 (formerly, Target Asset Allocation Funds)

Prudential Defensive Equity Fund (formerly, Target Moderate Allocation Fund)

Supplement dated May 8, 2013

to the Prospectus and Statement of Additional Information (SAI)

dated September 28, 2012

This supplement sets forth changes to the Prospectus and Statement of Additional Information dated September 28, 2012 (the Prospectus), as supplemented to date, of the Prudential Defensive Equity Fund (the Fund), a series of Prudential Investment Portfolios 16 (formerly, Target Asset Allocation Funds) (PIP 16). The following should be read in conjunction with the Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

Effective on or about May 8, 2013, the Fund will be subadvised by Quantitative Management Associates LLC (QMA or the Subadviser), the Fund’s name will change from “Target Moderate Allocation Fund” to “Prudential Defensive Equity Fund” and certain non-fundamental investment objectives and policies will be changed as noted in this supplement.

To reflect the changes described above, the following will be incorporated in the Funds’ Prospectus and SAI as follows:

All references to the Target Moderate Allocation Fund are hereby replaced with the Prudential Defensive Equity Fund, unless noted otherwise.

Prospectus

1. The section of the Prospectus entitled “Summary: Moderate Allocation” is deleted and replaced with the revised summary section that is included in the Fund’s Summary Prospectus dated as of September 28, 2012 (as amended on May 8, 2013).

TARGET MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	taaf_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 16 (formerly, Target Asset Allocation Funds)

Prudential Defensive Equity Fund (formerly, Target Moderate Allocation Fund)

Supplement dated May 8, 2013

to the Prospectus and Statement of Additional Information (SAI)

dated September 28, 2012

This supplement sets forth changes to the Prospectus and Statement of Additional Information dated September 28, 2012 (the Prospectus), as supplemented to date, of the Prudential Defensive Equity Fund (the Fund), a series of Prudential Investment Portfolios 16 (formerly, Target Asset Allocation Funds) (PIP 16). The following should be read in conjunction with the Prospectus and SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

Effective on or about May 8, 2013, the Fund will be subadvised by Quantitative Management Associates LLC (QMA or the Subadviser), the Fund’s name will change from “Target Moderate Allocation Fund” to “Prudential Defensive Equity Fund” and certain non-fundamental investment objectives and policies will be changed as noted in this supplement.

To reflect the changes described above, the following will be incorporated in the Funds’ Prospectus and SAI as follows:

All references to the Target Moderate Allocation Fund are hereby replaced with the Prudential Defensive Equity Fund, unless noted otherwise.

Prospectus

1. The section of the Prospectus entitled “Summary: Moderate Allocation” is deleted and replaced with the revised summary section that is included in the Fund’s Summary Prospectus dated as of September 28, 2012 (as amended on May 8, 2013).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Document Creation Date	dei_DocumentCreationDate	May 8, 2013